GOODWILL AND INTANGIBLE ASSETS, NET - Intangibles assets and goodwill net (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill	$ 9,017,419	$ 7,818,125	$ 9,836,661
Intangible assets	750,484	671,572
Total intangible assets and goodwill, net	$ 9,767,903	$ 8,489,697